Related Party Transactions (Details) ¥ in Millions		6 Months Ended	12 Months Ended
	Apr. 16, 2025 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Principal amount	$ 300
Repayment of total amount	500
Interest total	200
Total loan proceeds	100
Loan and expenses							$ 5,500,000
Interest-free loans		$ 200,000					2,900,000
Repayment amount					$ 7,900,000	¥ 56.0
Mr. Benjamin Zhai [Member]
Related Party Transactions [Line Items]
Total loan proceeds	$ 200
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Loan and expenses							3,800,000
Loan amount transferred							1,500,000
Shenzhen Technology Co, Ltd [Member]
Related Party Transactions [Line Items]
Interest-free loans			$ 1,000,000
Repayment amount			$ 200,000	$ 500,000
Loan [Member]
Related Party Transactions [Line Items]
Annual interest rate	50.00%
Car Loan [Member]
Related Party Transactions [Line Items]
Repaid amount							$ 5,800,000
Loan Agreement [Member] | Mr. Benjamin Zhai [Member]
Related Party Transactions [Line Items]
Principal amount	$ 300